Dividend income (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of details of income from dividends
The detail of income from dividends as follows:

EUR million
	2024	2023	2022
Dividend income classified as:
Financial assets held for trading	522	415	366
Non-trading financial assets mandatorily at fair value through profit or loss	71	68	35
Financial assets at fair value through other comprehensive income	121	88	87
	714	571	488